Commitments	9 Months Ended
Mar. 31, 2024
Commitments [Abstract]
Commitments
Note 16. Commitments

As at 31 March 2024, the Group had commitments of $65,856,000 (30 June 2023: $7,481,000) which are payable in instalments from March 2024 to March 2025.
As at 31 March 2024, total Group commitments are set out in the table below (excludes shipping and taxes).

	31 Mar 2024	30 Jun 2023
	$'000	$'000
Amounts payable within 12 months of balance date	65,856	7,481
Amounts payable after 12 months of balance date	-	-

Total Commitments	65,856	7,481

In addition to those commitments, a subsidiary of the Group also entered into an option agreement with Bitmain to acquire up to 48,000 Bitmain T21 miners (9.1 EH/s) at a price of $14/TH. If the entire option is exercised, the total contracted cost will be $127,680,000. If the option is exercised, the miners can be scheduled for phased shipment in monthly batches from June 2024 to November 2024. As at 31 March 2024, final decisions with respect to exercising miner purchase options have not been made by the Group. Refer to note 8 for further information.